Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total Compensation for Other NEOs ($)(2),(3)	Average Compensation Actually Paid to Other NEOs ($)(4)	Cumulative Total Shareholder Return ($)(5)	Peer Group Cumulative Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted EBITDA ($)(7)
2025	7,096,835	11,505,711	2,152,167	3,101,493	276	193	265,400,000	518,500,000
2024	6,174,107	6,243,012	1,581,623	1,523,695	183	177	256,600,000	511,400,000
2023	5,932,174	10,434,046	1,593,537	2,890,501	189	157	243,700,000	485,900,000
2022	5,331,034	696,971	1,399,047	84,150	87	104	223,400,000	439,300,000
2021	4,351,277	7,666,457	1,213,319	2,139,501	138	125	118,800,000	285,400,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.Jeffrey W. Edwards, our Chief Executive Officer, served as our PEO for each of 2025, 2024, 2023, 2022, and 2021.
	Our Non-PEO Named Executive Officers were Brad Wheeler, Jeffrey Hire, Michael Miller and Jason Niswonger for each of 2025 and 2024, and Jay Elliott, Jeffrey Hire, Michael Miller and Jason Niswonger for each of 2023, 2022, and 2021.
Peer Group Issuers, Footnote	For each of the five fiscal years presented in the table, total shareholder return was calculated in accordance with Item 402(v) of Regulation S-K under the Exchange Act. For purposes of this pay versus performance disclosure, the peer group used was the S&P 600 Building Products Sub Industry GICS Level 4 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 600 Building Products Sub Industry GICS Level 4 Index, respectively.
PEO Total Compensation Amount	$ 7,096,835	$ 6,174,107	$ 5,932,174	$ 5,331,034	$ 4,351,277
PEO Actually Paid Compensation Amount	$ 11,505,711	6,243,012	10,434,046	696,971	7,666,457
Adjustment To PEO Compensation, Footnote

PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table (SCT) Total Compensation	7,096,835	6,174,107	5,932,174	5,331,034	4,351,277

- Aggregate change in actuarial present value of pension benefits	–	–	–	–	–

+ Service cost of pension benefits	–	–	–	–	–

+ Prior service cost of pension benefits	–	–	–	–	–

- SCT stock award values reported in the SCT for the covered year	4,950,132	3,999,949	3,837,502	3,377,950	2,703,051

- SCT option award values reported in the SCT for the covered year	–	–	–	–	–

+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	6,688,267	3,265,959	2,990,008	2,807,851	3,062,523

+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	3,038,884	(388,818)	4,254,444	(2,062,567)	2,053,206

-/+ Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(576,333)	1,053,946	983,445	(2,093,505)	892,293

- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	–	–	–	–	–

+ Dollar value of dividends/earnings paid on equity awards in the covered year	208,190	137,767	111,476	92,108	10,209

+ Excess fair value for equity award modifications	–	–	–	–	–

Compensation Actually Paid to PEO	11,505,711	6,243,012	10,434,046	696,971	7,666,457

Non-PEO NEO Average Total Compensation Amount	$ 2,152,167	1,581,623	1,593,537	1,399,047	1,213,319
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,101,493	1,523,695	2,890,501	84,150	2,139,501
Adjustment to Non-PEO NEO Compensation Footnote	Average compensation actually paid to our non-PEO NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the amounts in the Summary Compensation Table Totals for non-PEO NEO’s in the third column of the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

Average non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Average Summary Compensation Table (SCT) Total Compensation	2,152,167	1,581,623	1,593,537	1,399,047	1,213,319

- Aggregate change in actuarial present value of pension benefits	–	–	–	–	–

+ Service cost of pension benefits	–	–	–	–	–

+ Prior service cost of pension benefits	–	–	–	–	–

- SCT stock award values reported in the SCT for the covered year	1,327,587	756,182	804,755	688,190	556,266

- SCT option award values reported in the SCT for the covered year	–	–	–	–	–

+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	1,727,135	617,450	627,041	547,498	630,242

+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	595,354	(58,567)	999,592	(755,678)	658,604

+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(71,174)	123,755	424,055	(437,789)	191,413

- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	–	–	–	–	–

+ Dollar value of dividends/earnings paid on equity awards in the covered year	25,598	15,616	51,032	19,261	2,190

+ Excess fair value for equity award modifications	–	–	–	–	–

Average Compensation Actually Paid to non-PEO NEOs	3,101,493	1,523,695	2,890,501	84,150	2,139,501

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Net Revenue	•Component 1 of Five Year Plan
Adjusted EBITDA	•Performance-based incentive cash awards •Performance-based incentive equity awards •Component 1 of Five Year Plan
Adjusted general and administrative expense as a percentage of revenue	•Component 2 of Five Year Plan

Total Shareholder Return Amount	$ 276	183	189	87	138
Peer Group Total Shareholder Return Amount	193	177	157	104	125
Net Income (Loss)	$ 265,400,000	$ 256,600,000	$ 243,700,000	$ 223,400,000	$ 118,800,000
Company Selected Measure Amount	518,500,000	511,400,000	485,900,000	439,300,000	285,400,000
PEO Name	Jeffrey W. Edwards
Additional 402(v) Disclosure	Net income is rounded to the nearest hundred thousand.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The CHC Committee has selected Adjusted EBITDA as the most important financial performance measure used to link our executive compensation to Company performance. See “Additional Information – Use of Non-GAAP Financial Measures” for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure. Adjusted EBITDA is rounded to the nearest hundred thousand.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted general and administrative expense as a percentage of revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,688,267	3,265,959	2,990,008	2,807,851	3,062,523
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,038,884	(388,818)	4,254,444	(2,062,567)	2,053,206
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,333)	1,053,946	983,445	(2,093,505)	892,293
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,190	137,767	111,476	92,108	10,209
PEO | Stock award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,950,132)	(3,999,949)	(3,837,502)	(3,377,950)	(2,703,051)
PEO | Option award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,727,135	617,450	627,041	547,498	630,242
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	595,354	(58,567)	999,592	(755,678)	658,604
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,174)	123,755	424,055	(437,789)	191,413
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,598	15,616	51,032	19,261	2,190
Non-PEO NEO | Stock award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,327,587)	(756,182)	(804,755)	(688,190)	(556,266)
Non-PEO NEO | Option award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0